Shareholders' Equity (Details) (Warrant [Member], USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012
Warrant [Member]
Warrants Outstanding December 31, 2012	1,440,000	[1]
Warrants Outstanding, Granted	0	[1]
Warrants Outstanding, Redeemed	0	[1]
Warrants Outstanding, Exercised	0	[1]
Warrants Outstanding June 30, 2013	1,440,000	[1]	1,440,000 [1]
Warrants Exercisable, Outstanding	1,440,000
Warrants Exercisable, Granted	0
Warrants Exercisable, Redeemed	0
Warrants Exercisable, Exercised	0
Warrants Exercisable, Outstanding June 30, 2013	1,440,000		1,440,000
Weighted Average Exercise Price, Outstanding	$ 5.64
Weighted Average Exercise Price, Granted	$ 0
Weighted Average Exercise Price, Redeemed	$ 0
Weighted Average Exercise Price, Exercised	$ 0
Weighted Average Exercise Price, Outstanding	$ 5.64		$ 5.64
Average Remaining Contractual Life, Outstanding	1 month 10 days		7 months 10 days
Average Remaining Contractual Life, Granted	0 years
Average Remaining Contractual Life, Redeemed	0 years
Average Remaining Contractual Life, Exercised	0 years

[1]	Represents shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000, which will expire on August 10, 2013.